BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
BANK BORROWINGS

10.       BANK BORROWINGS

The Company’s bank borrowings consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$
Bank borrowings
Short-term	234,329,742	117,055,761	303,259,524
Long-term, current portion	33,098,034	41,596,417	86,212,767
Total current	267,427,776	158,652,178	389,472,291

Long-term, non-current portion	182,516,037	299,977,412	520,150,533
Total	449,943,813	458,629,590	909,622,824

Short-term borrowings

The Company’s short-term bank borrowings consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$

Short-term borrowings	78,989,279	15,000,000	59,609,524
Short-term borrowings secured by restricted cash	1,990,098	—	—
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	114,085,704	77,455,761	43,650,000
Unsecured short-term borrowings	39,264,661	24,600,000	200,000,000
Total	234,329,742	117,055,761	303,259,524

The average interest rate on short term borrowings was 5.14%, 4.04% and 3.65% per annum for the years ended December 31, 2009, 2010 and 2011, respectively. The funds borrowed under the above short-term arrangements have no covenants or restrictions, and are repayable within one year. One short term loan is secured by the plant and machinery of Trina China with a carry value of $46,467,135.

The Company has short-term bank facilities of $253,282,766, $401,795,793 and $780,995,790 with various banks, of which $234,329,742, $117,055,761 and $303,259,524 had been drawn down, and $18,953,024, $284,740,032 and $477,736,266 were available as of December 31, 2009, 2010 and 2011, respectively. Those bank facilities are renewable based on agreement terms. As of December 31, 2009, 2010 and 2011, the Company has credit facilities for letters of credit, trade and foreign exchange hedging instruments of $243,769,539, $805,958,638 and $1,082,090,774, respectively.

Long term borrowings

On September 8, 2009, Trina China entered into a five-year credit facility (the “Facility”) with a syndicate of banks for RMB1,524.6 million ($241,965,434) and $80.0 million, of which RMB1,292.0 million ($205,050,072) and $80.0 million is designated solely for the expansion of the Company’s production capacity with the remaining to be used to supplement working capital requirements once the capacity expansion is completed. The facility can be drawn down either in RMB or US dollar. As of December 31, 2011, the Company had fully drawn down the capacity expansion portion under the Facility and had a balance of $254,003,581. The remaining Facility of RMB232.6 million ($36,915,361) can only be drawn down on or after completion of capacity expansion. The weighted-average interest rate for borrowings under the Facility is 6.50% per annum. Interest is payable quarterly or biannually in arrears for loans denominated in RMB and US dollars, respectively. The interest rate on RMB-denominated borrowings is 110% of the rate stipulated by the Chinese central bank for loans of similar duration. The interest rate on US dollar-denominated borrowings is the six month London Interbank Offered Rate plus 300 basis points. As of December 31, 2011, the Facility is guaranteed by Trina as well as by the property, plant and equipment of $314,406,212 and the related land use right of $8,773,598. For purposes of the expansion, the Company is required to match Facility draws with an equal amount of cash from sources other than the Facility. The Facility contains certain financial covenants which require that specified debt to total assets ratio, net profit ratio and income to interest ratio be maintained. As of December 31, 2011, Trina China violated the income to interest ratio covenants. Trina China obtained a waiver letter from the Agriculture Bank of China, the leading bank in the syndicated loan, on February 8, 2012 to waive the covenants for the whole Facility period.

On January 11, 2010, Trina Solar (Luxembourg) S.A.R.L (“Trina Luxembourg”) and Chinese Country Development Bank (“CDB”) entered into a fifteen-year credit facility (the “CDB Facility”) for Euro 100.0 million, which is designated solely for the construction of 28.8MW in project assets. Trina Luxembourg had drawn down Euro50.0 million and the remaining Euro 50.0 million expired on March 14, 2011. Trina Luxembourg had a balance outstanding as of December 31, 2010 and 2011 of Euro 50.0 million ($66.5 million) and Euro 41.3 million ($53.4 million), respectively. The weighted-average interest rate for the borrowings was 4.00% and 4.66% for the years ended December 31, 2010 and 2011, respectively, and is computed as the six month EURIBOR plus 300 basis points. There are no loan covenants. The CDB Facility is guaranteed by Trina China. The Company is required to match the CDB Facility draws with the construction of the solar plants.

On May 17, 2011, Trina China and The Export-Import Bank of China entered into a three year credit facility for $40.0 million, which is designated solely for capital expenditure purposes. As of December 31, 2011, the Company had drawn down $14.0 million and had $26.0 million available for future draw down. The facility is guaranteed by Trina. The interest rate is the six month London Interbank Offered Rate plus 380 basis points, which is 4.59% as of December 31, 2011. The facility contains a debt payment coverage ratio covenant. Trina China was in compliance with the covenant as of December 31, 2011.

On June 29, 2011, Trina China and CDB entered into a three year credit facility for $180.0 million, which is designated for the working capital. As of December 31, 2011, the Company had drawn down $180.0 million. The interest rate is the three month London Interbank Offered Rate plus 300 basis points, which is 3.25% as of December 31, 2011. The facility contains certain financial covenants which require that specified current ratio, quick ratio, debt to asset ratio, debt payment coverage ratio, interest coverage ratio, contingent liability ratio, current assets turnover and accounts payable turnover be maintained. Trina China was in compliance with the covenants as of December 31, 2011.

On December 7, 2011, Trina Solar (Changzhou) Science and Technology Co., Ltd. (“TST”) and Standard Chartered Bank (Hong Kong) Limited entered into a three year structured term loan facility for $100.0 million, which may be drawn down in single or multiple tranches within the first 12 months either in HKD or USD. Each tranche is for a term of up to 36 months from the initial drawdown date, and may be extended for up to another two years at TST’s option. The facility is designated solely for the East Campus project, which is expected to add approximately 500 MW of cell and module capacity and feature the Company’s high-efficiency Honey cell technology. As of December 31, 2011, the Company had drawn down $100.0 million. The facility is guaranteed by Trina as well as by the property, plant and equipment for which the borrowings will be used to construct. The interest rate is the Hong Kong Interbank Offered Rate plus 2.25%, which is 2.61% as of December 31, 2011. The facility contains certain financial covenants which require that specified gearing, net tangible assets value and EBITDA-to-interest ratio be maintained. According to the contract, the EBITDA-to-interest ratio is not applicable for the year ended December 31, 2011, TST was in compliance with the other covenants as of December 31, 2011.

On December 23, 2011, Trina China and Agriculture Bank of China entered into a three year credit facility for RMB 30.0 million ($4.8 million) at an interest rate of 6.65% per year, which is designed solely for the “MW Square Crystal Silicon Heterojunction Solar Battery Research, Development and Industrialization Project”. As of December 31, 2011, the Company had drawn down RMB 30.0 million (USD 4.8 million). The facility is secured by the land use right of $8,411,497. There are no covenants in the facility.

Future principal payments under the above long-term borrowings as of December 31, 2011 are as follows:

Fiscal Years Ending December 31,	$

2012	86,212,767
2013	132,510,540
2014	363,998,033
2015	8,420,424
Thereafter	15,221,536
Total	606,363,300